SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Common Share (Details)	8 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$ 512,285
Unrealized gain on investments held in Trust Account	4,478
Less: Company's portion available to be withdrawn to pay taxes	(208,147)
Less: Company's portion available to be withdrawn for working capital purposes	$ (308,616)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption | shares	199,798,408
Basic and diluted net income per share, Class A common stock subject to possible redemption | $ / shares	$ 0.00
Non-Redeemable Common Stock Numerator: Net loss minus net earnings
Net loss	$ (2,521,839)
Non-redeemable net loss	$ (2,521,839)
Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	54,384,479
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (0.05)